CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                 March 14, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:                  First Trust Exchange-Traded Fund VIII
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant's registration statement on Form N-1A (the "Registration Statement").

      The Registration Statement relates to First Trust CEF Income Opportunity ETF, First Trust Equity Market Neutral ETF, First Trust Long/Short Currency Strategy ETF, First Trust Municipal CEF Income Opportunity ETF and First Trust Strategic Mortgage REIT ETF, each a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ------------------------------------
                                            Morrison C. Warren

Enclosures